Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2024		Dec. 31, 2024		Sep. 30, 2025
Operating expenses:
Research and development	$ 22,010	[1]	$ 13,581	[1]	$ 13,659	[1]	$ 31,234	[2]	$ 64,580	[1]
General and administrative	5,391	[3]	1,384	[3]	1,896	[3]	4,304	[4]	13,983	[3]
Total operating expenses	27,401		14,965		15,555		35,538		78,563
Loss from operations	(27,401)		(14,965)		(15,555)		(35,538)		(78,563)
Other income (expense):
Interest income	2,254		388		388		1,159		4,697
Change in fair value of Convertible Notes payable	0	[5]	(1,700)	[5]	(1,700)	[5]	(12,600)	[6]	(21,584)	[5]
Other expense	(28)		0		0				(28)
Total other income (expense), net	2,226		(1,312)		(1,312)		(11,441)		(16,915)
Net loss	(25,175)		(16,277)		(16,867)		$ (46,979)		(95,478)
Other comprehensive loss:
Currency translation adjustment	18		0		0				(6)
Unrealized holding gain on investments	35		0		0				35
Comprehensive loss	$ (25,122)		$ (16,277)		$ (16,867)				$ (95,449)
Net loss per share attributable to common stockholders, basic	$ (0.48)		$ (5.16)		$ (5.35)		$ (14.89)		$ (3.08)
Net loss per share attributable to common stockholders, diluted	$ (0.48)		$ (5.16)		$ (5.35)		$ (14.89)		$ (3.08)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	39,584,489		3,155,500		3,155,500		3,155,500		23,816,586
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	39,584,489		3,155,500		3,155,500		3,155,500		23,816,586
Series A Non-voting Convertible Preferred Stock
Other comprehensive loss:
Net loss per share attributable to common stockholders, basic	$ (482.25)		$ 0		$ 0				$ (3,081.78)
Net loss per share attributable to common stockholders, diluted	$ (482.25)		$ 0		$ 0				$ (3,081.78)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	12,622		0		0				7,166
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	12,622		0		0				7,166

[1]	Includes related party amounts of $5.8 million and $17.5 million for the three and nine months ended September 30, 2025, respectively, and $13.1 million for the three months ended September 30, 2024 and $13.2 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $24.6 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[3]	Includes related party amounts of $0.2 million for both the three and nine months ended September 30, 2025, and $0.4 million for the three months ended September 30, 2024 and $0.9 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[4]	Includes related party amount of $1.0 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[5]	Includes related party amounts of $4.6 million for the nine months ended September 30, 2025, and none for the three months ended September 30, 2025. Includes related party amounts of $0.4 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[6]	Includes related party amount of $2.7 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).